Financial assets at fair value through profit or loss - Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9	₩ (148,159)		₩ 127,502
Profit or loss IAS 39	165,052		170,505
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax	(313,211)	[1]	(43,003)	[2]
Income tax relating to application of overlay approach in other comprehensive income	83,001	[1]	11,826	[2]
Net gain (loss) on valuation of financial assets at fair value through profit or loss
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9	(187,706)		130,170
Profit or loss IAS 39	33,508		83,288
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax	(221,214)	[1]	46,882	[2]
Income tax relating to application of overlay approach in other comprehensive income	58,622	[1]	(12,893)	[2]
Net gain (loss) on disposal of financial assets at fair value through profit or loss
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9	39,547		(2,668)
Profit or loss IAS 39	131,544		87,217
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax	(91,997)	[1]	(89,885)	[2]
Income tax relating to application of overlay approach in other comprehensive income	₩ 24,379	[1]	₩ 24,719	[2]

[1]	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is W13,277 million for the year ended December 31, 2022.
[2]	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is W11,079 million for the year ended December 31, 2021.